Schedule of Investments Plan Holds (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value	$ 11,179,195	$ 12,079,236
Number of shares held	702,978	639,790